Share-based Compensation - RSUs and PSUs Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Restricted common stock
Shares of Restricted Common Stock/Performance Share Units
Beginning balance (in shares) | shares	0
Converted at IPO (in shares) | shares	1,204
Post-IPO grant (in shares) | shares	355
Vested upon the consummation of the IPO (in shares) | shares	(924)
Ending balance (in shares) | shares	635
Weighted Average Price on the Date of Grant
Beginning balance (in dollars per share) | $ / shares	$ 0
Converted at IPO (in dollars per share) | $ / shares	15.89
Post-IPO grant (in dollars per share) | $ / shares	18.68
Vested upon the consummation of the IPO (in dollars per share) | $ / shares	14.57
Ending balance (in dollars per share) | $ / shares	$ 19.37
Total grant date fair value of restricted stock awards that vested | $	$ 13.5
Performance Share Units
Shares of Restricted Common Stock/Performance Share Units
Beginning balance (in shares) | shares	0
Converted at IPO (in shares) | shares	520
Post-IPO grant (in shares) | shares	225
Vested upon the consummation of the IPO (in shares) | shares	(167)
Ending balance (in shares) | shares	578
Weighted Average Price on the Date of Grant
Beginning balance (in dollars per share) | $ / shares	$ 0
Converted at IPO (in dollars per share) | $ / shares	18.4
Post-IPO grant (in dollars per share) | $ / shares	27.05
Vested upon the consummation of the IPO (in dollars per share) | $ / shares	13.97
Ending balance (in dollars per share) | $ / shares	$ 23.04